Research and Development incentives receivables - Maturities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	€ 111,624	€ 93,407	€ 73,443
France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	33,856
Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	77,768
Later than one year and not later than two years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	16,870
Later than one year and not later than two years [member] | France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	10,223
Later than one year and not later than two years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	6,647
Later than two years and not later than three years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	20,340
Later than two years and not later than three years [member] | France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	11,911
Later than two years and not later than three years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	8,429
Later than three years and not later than four years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	22,800
Later than three years and not later than four years [member] | France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	11,722
Later than three years and not later than four years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	11,078
Later than four years and not later than five years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	13,716
Later than four years and not later than five years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	13,716
Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	37,898
Later than five years and not later than ten years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	€ 37,898